UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc. Schedule of Investments – August 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Corporate Bonds—143.20%

Apparel/Textiles — 4.98%

7,150	Levi Strauss & Co.*	12/15/12	12.250	8,008,000

2,000	Propex Fabrics, Inc.*	12/01/12	10.000	1,805,000

4,650	Rafaella Apparel Group*†	06/15/11	11.250	4,487,250

				14,300,250

Automotive — 5.88%

5,250	Cooper Standard Automotive, Inc.*	12/15/14	8.375	3,976,875

4,000	Ford Motor Credit Co.*†	09/15/10	9.750	4,140,420

3,000	General Motors*	07/15/33	8.375	2,512,500

3,000	HLI Operating Co., Inc.*	06/15/10	10.500	2,310,000

4,000	Stanadyne Corp.*	08/15/14	10.000	3,930,000

				16,869,795

Broadcasting — 3.87%

4,775	CMP Susquehanna*†	05/15/14	9.875	4,452,688

1,000	Rainbow National Services LLC*†	09/01/14	10.375	1,113,750

3,550	Sirius Satellite Radio*	08/01/13	9.625	3,372,500

2,358	Young Broadcasting, Inc.*	03/01/11	10.000	2,181,150

				11,120,088

Building Materials — 7.47%

2,000	Coleman Cable, Inc.*	10/01/12	9.875	1,947,500

3,500	Collins & Aikman Floorcovering, Series B*	02/15/10	9.750	3,438,750

3,750	FastenTech, Inc.*	05/01/11	11.500	3,843,750

4,075	Interface, Inc.*	02/01/10	10.375	4,436,656

4,825	Maax Corp.*	06/15/12	9.750	3,667,000

4,000	Scranton Products, Inc.	07/01/13	10.500	4,130,000

				21,463,656

Cable — 2.62%

3,000	CCH I Holdings LLC*	05/15/14	10.000	1,957,500

5,295	Insight Midwest LP/Insight Capital, Inc.*	11/01/10	10.500	5,559,750

				7,517,250

Capital Goods — 0.73%

1,950	Invensys PLC*†	03/15/11	9.875	2,106,000

Chemicals — 12.04%

3,000	Equistar Chemicals LP*	09/01/08	10.125	3,165,000

1,643	Huntsman International LLC*	07/01/09	10.125	1,675,860

1,500	IMC Global, Inc.*	08/01/13	10.875	1,680,000

2,000	IMC Global, Inc., Series B*	06/01/11	11.250	2,112,500

1,500	Ineos Group Holdings PLC*†	02/15/16	8.500	1,425,000

1,000	Millennium America, Inc.*	06/15/08	9.250	1,022,500

5,050	Omnova Solutions, Inc.*	06/01/10	11.250	5,353,000

3,500	Polyone Corp.*	05/15/10	10.625	3,753,750

3,835	Rhodia SA*	06/01/10	10.250	4,208,912

4,280	Rockwood Specialties Group, Inc.*	05/15/11	10.625	4,590,300

3,735	Terra Capital, Inc.*	10/15/08	12.875	4,173,863

Managed High Yield Plus Fund Inc. Schedule of Investments – August 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Corporate Bonds—(continued)

Chemicals—(concluded)

1,300	Terra Capital, Inc.*	06/01/10	11.500	1,413,750

				34,574,435

Consumer Products — 5.71%

2,550	Amscan Holdings, Inc.*	05/01/14	8.750	2,282,250

2,500	Da-Lite Screen Co., Inc.*	05/15/11	9.500	2,625,000

3,480	Jafra Cosmetics International, Inc.*	05/15/11	10.750	3,758,400

1,000	Nutro Products, Inc.*†	04/15/14	10.750	1,055,000

4,060	Prestige Brands, Inc.*	04/15/12	9.250	4,039,700

3,000	Revlon Consumer Products*	04/01/11	9.500	2,640,000

				16,400,350

Containers — 4.64%

4,750	Berry Plastics Corp.	07/15/12	10.750	5,177,500

3,500	Exopack Holding Corp.*†	02/01/14	11.250	3,517,500

3,000	Graham Packaging Co.*	10/15/14	9.875	2,887,500

2,000	Solo Cup Co.*	02/15/14	8.500	1,740,000

				13,322,500

Diversified Media — 2.99%

4,100	Advanstar Communications, Inc.*	08/15/10	10.750	4,428,000

4,000	Affinion Group, Inc.*†	10/15/13	10.125	4,150,000

				8,578,000

Energy — 3.20%

5,250	Bluewater Finance Ltd.*	02/15/12	10.250	5,269,687

3,605	Giant Industries, Inc.*	05/15/12	11.000	3,911,425

				9,181,112

Entertainment — 0.33%

1,000	Imax Corp.*	12/01/10	9.625	947,500

Food & Drug Retailers — 2.60%

3,500	Jean Coutu Group PLC*	08/01/14	8.500	3,338,125

4,000	Rite Aid Corp.*	02/15/11	9.500	4,140,000

				7,478,125

Food/Beverage/Tobacco — 4.63%

4,225	Le-Natures, Inc.*†	06/15/13	10.000	4,415,125

1,000	Pinnacle Foods Holding*	12/01/13	8.250	982,500

3,000	Southern States Cooperative, Inc.*†	11/01/10	10.500	3,142,500

5,000	Wornick Co.*	07/15/11	10.875	4,750,000

				13,290,125

Gaming — 12.69%

4,500	Circus & Eldorado Joint Venture*	03/01/12	10.125	4,725,000

4,400	Inn Of The Mountain Gods Resort & Casino*	11/15/10	12.000	4,444,000

5,000	Jacobs Entertainment, Inc.*†	06/15/14	9.750	4,993,750

3,000	Little Traverse Bay Bands of Odawa Indians*†	02/15/14	10.250	2,985,000

2,845	Majestic Star Casino LLC*	10/15/10	9.500	2,926,794

Managed High Yield Plus Fund Inc. Schedule of Investments – August 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Corporate Bonds—(continued)

Gaming—(concluded)

910	Majestic Star Casino LLC Capital II	01/15/11	9.750		889,525

2,525	MTR Gaming Group, Inc., Series B*	04/01/10	9.750		2,654,406

3,200	Pokagon Gaming Authority*†	06/15/14	10.375		3,384,000

2,750	River Rock Entertainment Authority*	11/01/11	9.750		2,911,562

6,350	Wheeling Island Gaming, Inc.*	12/15/09	10.125		6,524,625

					36,438,662

Healthcare — 7.15%

3,000	American Holding Co./EmCare Holding Co.*	02/15/15	10.000		3,195,000

4,750	Ameripath, Inc.*	04/01/13	10.500		5,023,125

4,500	Radiologix, Inc., Series B*	12/15/08	10.500		4,612,500

4,000	Universal Hospital Services, Inc.*	11/01/11	10.125		4,140,000

3,500	US Oncology Holdings, Inc.*	03/15/15	10.320	‡	3,552,500

					20,523,125

Homebuilders/Real Estate — 2.87%

2,000	Stanley Martin-Community LLC*	08/15/15	9.750		1,560,000

2,750	Structured Asset Securities Corp., Series 2006-S1, Class B2*†	03/25/36	7.824	‡	2,287,541

4,916	Technical Olympic USA, Inc.*	07/01/12	10.375		4,399,820

					8,247,361

Leisure — 1.20%

3,500	Festival Fun Park LLC	04/15/14	10.875		3,438,750

Metals/Mining — 1.71%

3,000	American Rock Salt Co. LLC*	03/15/14	9.500		3,075,000

2,300	Better Minerals & Aggregates Co.#(b)	09/15/09	13.000		1,840,000

					4,915,000

Non-Food & Drug Retailers — 7.11%

4,400	Brookstone Co., Inc.*	10/15/12	12.000		4,004,000

2,350	GameStop Corp.	10/01/12	8.000		2,399,938

4,400	Gregg Appliances, Inc.*	02/01/13	9.000		3,971,000

3,250	Mothers Work, Inc.*	08/01/10	11.250		3,432,812

1,400	National Wine & Spirits, Inc.*	01/15/09	10.125		1,414,000

2,935	PETCO Animal Supplies, Inc.*	11/01/11	10.750		3,089,087

2,000	Stripes Acquisition/Susser Finance*†	12/15/13	10.625		2,100,000

					20,410,837

Paper — 2.95%

942	Buckeye Technologies, Inc.*	09/15/08	9.250		942,000

4,500	Cellu Tissue Holdings, Inc.*	03/15/10	9.750		4,387,500

2,083	Millar Western Forest*	11/15/13	7.750		1,655,985

1,500	Verso Paper Holdings LLC*†	08/01/16	11.375		1,485,000

					8,470,485

Printing & Publishing — 9.60%

2,250	American Color Graphics, Inc.*	06/15/10	10.000		1,580,625

4,000	American Media Operation, Series B*	05/01/09	10.250		3,710,000

3,500	Clarke American Corp.*	12/15/13	11.750		3,657,500

Managed High Yield Plus Fund Inc. Schedule of Investments – August 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Corporate Bonds—(continued)

Printing & Publishing—(concluded)

975	Hollinger, Inc.*†	03/01/11	12.875	906,750

4,000	Houghton Mifflin Co.*	02/01/13	9.875	4,140,000

4,125	Quebecor World Capital Corp.*†	03/15/16	8.750	3,877,500

5,500	Sheridan Acquisition Corp.*	08/15/11	10.250	5,541,250

3,250	Vertis, Inc.*†	12/07/09	13.500	3,006,250

1,125	Vertis, Inc., Series B*	06/15/09	10.875	1,136,250

				27,556,125

Restaurants — 7.31%

4,900	Buffets, Inc.*	07/15/10	11.250	5,169,500

2,000	Friendly Ice Cream Corp.*	06/15/12	8.375	1,730,000

3,725	Restaurant Co.*	10/01/13	10.000	3,324,562

5,160	Sbarro, Inc.*	09/15/09	11.000	5,224,500

2,000	UNO Restaurants Holdings Corp.*†	02/15/11	10.000	1,540,000

4,500	VICORP Restaurants, Inc.*	04/15/11	10.500	4,005,000

				20,993,562

Services — 8.77%

2,750	Ahern Rentals, Inc.*	08/15/13	9.250	2,791,250

3,500	Baker & Taylor, Inc.*†	07/01/13	11.500	3,482,500

3,000	Brickman Group Ltd., Series B*	12/15/09	11.750	3,210,000

4,000	Hertz Corp.*†	01/01/16	10.500	4,310,000

3,500	HydroChem Industrial Services, Inc.*†	02/15/13	9.250	3,447,500

3,250	Mobile Services Group, Inc.*†	08/01/14	9.750	3,298,750

1,000	Monitronics International, Inc.*	09/01/10	11.750	990,000

3,500	Sunstate Equipment Co.*†	04/01/13	10.500	3,648,750

				25,178,750

Steel — 0.60%

1,750	Edgen Acquisition Corp.*	02/01/11	9.875	1,732,500

Technology — 6.26%

1,000	Serena Software, Inc.†	03/15/16	10.375	1,020,000

4,000	SS&C Technologies, Inc.*†	12/01/13	11.750	4,180,000

6,250	Sungard Data Systems, Inc.*	08/15/15	10.250	6,382,813

3,000	Telex Communications, Inc.*	10/15/08	11.500	3,195,000

3,500	Unisys Corp.*	10/15/15	8.500	3,211,250

				17,989,063

Telecommunications — 10.09%

3,608	Alamosa Delaware, Inc.*	07/31/10	11.000	3,941,740

6,000	American Cellular Corp., Series B*	08/01/11	10.000	6,240,000

1,007	Centennial Cellular Operating Co. LLC*	12/15/08	10.750	1,017,070

3,000	Centennial Communications Corp.*	06/15/13	10.125	3,165,000

1,000	Citizens Communications*	08/15/31	9.000	1,055,000

2,000	Horizon PCS, Inc.*	07/15/12	11.375	2,255,000

3,000	Level 3 Communications, Inc.*†	03/01/10	11.500	2,992,500

2,000	Nortel Networks Ltd.*†	07/15/13	10.125	2,030,000

1,750	US Unwired, Inc., Series B*	06/15/12	10.000	1,925,000

Managed High Yield Plus Fund Inc. Schedule of Investments – August 31, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Corporate Bonds—(concluded)

Telecommunications—(concluded)

4,000	Wind Acquisition Finance SA*†	12/01/15	10.750	4,345,000

				28,966,310

Utilities — 3.20%

5,250	Mission Energy Holding Co.*	07/15/08	13.500	5,873,438

3,185	Reliant Energy, Inc.*	07/15/10	9.250	3,312,400

				9,185,838

Total Corporate Bonds (cost—$416,580,369)				411,195,554

Number of
Shares

Common Stocks(a)—0.01%

Energy — 0.00%

1,253	Orion Refining Corp.#(b)			0

Restaurants — 0.00%

129	American Restaurant Group, Inc.#(b)			0

Services — 0.00%

5,456	NCI Holdings, Inc.#(b)			0

Telecommunications — 0.01%

636	American Tower Corp., Class A*			22,807

1,052	XO Holdings Inc.			4,860

				27,667

Total Common Stocks (cost—$2,716,866)				27,667

Preferred Stocks(a) — 0.00%

Broadcasting — 0.00%

20,000	Adelphia Communications Corp. Series B (cost—$2,042,500)			5,000

Number of
Warrants

Warrants(a)—0.24%

Building Materials — 0.00%

2,500	Dayton Superior Corp., strike @ $0.01 expires 06/15/09(b)(1)			0

Energy — 0.24%

4,500	Key Energy Services, Inc., strike @ $ 4.88 expires 01/15/09*			664,313

Technology — 0.00%

3,000	Knology Holdings, Inc., strike @ $0.10 expires 10/22/07(b)(1)			0

Telecommunications — 0.00%

4,950	Pathnet, Inc., strike @ $0.01, expires 04/15/08#(b)			0

Managed High Yield Plus Fund Inc. Schedule of Investments – August 31, 2006 (unaudited)

Number of
Warrants				Value ($)

Warrants—(concluded)

Telecommunications—(concluded)

2,105	XO Holdings, Inc., Series A, strike @ $6.25, expires 01/16/10			1,684

1,578	XO Holdings, Inc., Series B, strike @ $7.50, expires 01/16/10			868

1,578	XO Holdings, Inc., Series C, strike @ $10.00, expires 01/16/10			489

				3,041

Total Warrants (cost—$51,560)				667,354

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rate (%)

Repurchase Agreement—0.07%

205	Repurchase Agreement dated 08/31/06 with State Street Bank & Trust Co., collateralized by $159 US Treasury Bonds, 6.500% to 7.250% due 08/15/22 to 11/15/26 and $208,906 US Treasury Notes, 4.125% to 4.375% due 12/31/07 to 08/15/10 (value—$209,101); proceeds: $205,028 (cost—$205,000)	09/01/06	4.860	205,000

Total Investments (cost — $421,596,295)(c)(2) — 143.52%				412,100,575

Liabilities in excess of other assets — (43.52)%				(124,957,399)

Net Assets — 100.00%				287,143,176

*	Entire or partial amount pledged as collateral for bank loan.
#	Illiquid securities representing 0.64% of net assets.
†	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 32.50% of net assets as of August 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡	Floating rate securities. The interest rates shown are the current rates as of August 31, 2006.
(a)	Non-income producing securities.
(b)	Security is being fair valued by a valuation committee under the direction of the Board of Directors.
(c)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2006 were $7,469,989 and $16,965,709 respectively, resulting in net unrealized depreciation of investments of $9,495,720.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2006, are considered illiquid and restricted. (See table below for more information.)

			Acquisition		Market
			Cost as a		Value as a
	Acquisition	Acquisition	Percentage of	Market	Percentage of
Restricted Securities	Date (s)	Cost ($)	Net Assets (%)	Value ($)	Net Assets (%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	0	0.00

Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98,
	04/26/00	5,000	0.00	0	0.00

		51,550	0.02	0	0.00

(2)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Issuer Breakdown By Country
Percentage of Portfolio Assets (%)

United States	91.8

Canada	3.9

Cayman Islands	1.3

Luxembourg	1.1

France	1.0

United Kingdom	0.9

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai Sotorp

Kai Sotorp
President

Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai Sotorp

Kai Sotorp
President

Date:	October 30, 2006

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2006